Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents and restricted cash [line items]
Demand and term deposits	$ 8,543	$ 18,325
Colombian, Pesos [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	2.61%	3.77%
Percentage of deposits annual interest rate	2.61%	3.77%
Colombian, Pesos [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	4.85%	5.52%
Percentage of deposits annual interest rate	4.85%	5.52%
USD [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	2.05%	2.10%
Percentage of deposits annual interest rate	2.05%	2.10%
USD [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	4.59%	6.50%
Percentage of deposits annual interest rate	4.59%	6.50%